Financial Assets at Fair Value through Profit or Loss and Financial Investments	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [Abstract]
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory

12. Financial Assets at Fair Value through Profit or Loss and Financial Investments

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2018 and 2019, are as follows:

	2018
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	7,922,936
Financial bonds		14,978,408
Corporate bonds		4,101,066
Asset-backed securities		84,382
Beneficiary certificates		10,252,377
Derivatives linked securities		3,516,626
Other debt securities		7,429,687
Equity securities:
Stocks		1,094,441
Other equity securities		193,221
Loans:
Private placed corporate bonds		823,071
Other loans		131,105
Due from financial institutions:
Other due from financial institutions		381,719
Others		78,808

Sub-total		50,987,847

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		3,475,214
Financial bonds		20,107,719
Corporate bonds		10,540,985
Asset-backed securities		1,100,041
Other debt securities		19,675
Equity securities:
Stocks		2,262,379
Equity investments		38,584
Other equity securities		69,153
Loans:
Private placed corporate bonds		389,822

Sub-total		38,003,572

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,090,051
Financial bonds		6,847,055
Corporate bonds		6,943,332
Asset-backed securities		4,782,800
Allowance		(1,716)

Sub-total		23,661,522

Total financial investments	￦	61,665,094

	2019
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	6,569,472
Financial bonds		16,360,495
Corporate bonds		3,218,480
Asset-backed securities		124,898
Beneficiary certificates		12,375,326
Derivatives linked securities		3,623,648
Other debt securities		8,449,207
Equity securities:
Stocks		1,716,149
Other equity securities		387,694
Loans:
Private placed corporate bonds		265,499
Other loans		162,046
Due from financial institutions:
Other due from financial institutions		216,367
Others		79,805

Sub-total		53,549,086

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		9,501,642
Financial bonds		20,913,361
Corporate bonds		12,289,820
Asset-backed securities		832,160
Other debt securities		19,865
Equity securities:
Stocks		2,377,994
Equity investments		41,042
Other equity securities		85,069
Loans:
Private placed corporate bonds		375,098

Sub-total		46,436,051

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,395,720
Financial bonds		8,157,428
Corporate bonds		7,536,805
Asset-backed securities		4,258,274
Allowance		(1,672)

Sub-total		25,346,555

Total financial investments	￦	71,782,606

Dividend incomes from the equity securities measured at fair value through other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

		2018
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	22,173
	Non-listed		—		25,121
Equity investments			—		2,256
Other equity securities			2,508		1,798

		￦	2,508	￦	51,348

		2019
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	26,121
	Non-listed		—		25,599
Equity investments			—		95
Other equity securities			—		2,953

		￦	—	￦	54,768

The derecognized equity securities, measured at fair value through other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

		2018
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	26,877	￦	18,330
	Non-listed		480		480
Other equity securities			80,000		2,567

		￦	107,357	￦	21,377

		2019
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	18,342	￦	(25,652)
	Non-listed		1,671		169
Other equity securities			—		—

		￦	20,013	￦	(25,483)

Provision, and reversal for the allowance of financial investments for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	860	￦	873	￦	(13)
Loans measured at fair value through other comprehensive income		963		826		137
Securities measured at amortized cost		296		282		14

Total	￦	2,119	￦	1,981	￦	138

	2019
	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	1,537	￦	1,144	￦	393
Loans measured at fair value through other comprehensive income		170		982		(812)
Securities measured at amortized cost		216		280		(64)

Total	￦	1,923	￦	2,406	￦	(483)

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2017, is as follows:

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)

Changes in the allowances for debt securities for the years ended December 31, 2018 and 2019, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	4,937	￦	482	￦	720
Transfer between stages
Transfer to 12-month expected credit losses		125		(125)		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		(170)		—		—
Provision (reversal) for loan losses		716		(180)		(398)
Others (change of currency ratio, etc.)		49		16		—

Ending	￦	5,657	￦	193	￦	322

[1]	Prepared in accordance with IFRS 9.

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	5,657	￦	193	￦	322
Transfer between stages
Transfer to 12-month expected credit losses		437		(188)		(249)
Transfer to lifetime expected credit losses		(669)		669		—
Impairment		—		—		—
Disposal		(329)		—		—
Provision (reversal) for loan losses		219		(702)		—
Others (change of currency ratio, etc.)		55		28		(73)

Ending	￦	5,370	￦	—	￦	—